Securities Financing Activities (Tables)	6 Months Ended
Jun. 30, 2011
Securities Financing Activities (Tables) [Abstract]
Components of Collateralized Financings

(in millions)	June 30, 2011	December 31, 2010
Securities purchased under resale agreements(a)	$213,074	$222,302
Securities borrowed(b)	121,493	123,587
Securities sold under repurchase agreements(c)	$229,666	$262,722
Securities loaned	22,939	10,592

(a)	At June 30, 2011, and December 31, 2010, included resale agreements of $21.3 billion and $20.3 billion, respectively, accounted for at fair value.

(b)	At June 30, 2011, and December 31, 2010, included securities borrowed of $14.8 billion and $14.0 billion, respectively, accounted for at fair value.

(c)	At June 30, 2011, and December 31, 2010, included repurchase agreements of $6.6 billion and $4.1 billion, respectively, accounted for at fair value.